Earnings Per Share (Basic Earnings Per Share) (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Profit for the period attributable to equity holders of the Company	£ 14,507	£ 696
Weighted average number of shares outstanding (in shares)	54,831,134	52,848,507
Earnings per share - basic (in gbp per share)	£ 0.26	£ 0.01